Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net {Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Purchased copyright	18,023	80,789	11,068
Less: accumulated amortization	(7,161)	(19,059)	(2,611)
Balance at the end of the year	10,862	61,730	8,457

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to five years.

Amortization expense was RMB10,748, RMB12,501 and RMB29,027 (US$3,977) for the years ended December 31, 2022, 2023 and 2024, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years and thereafter are as follows:

	RMB	US$
2025	23,124	3,168
2026	13,249	1,815
2027	10,869	1,489
2028	4,691	643
2029	3,684	505
Thereafter	6,113	837
	61,730	8,457